Sublease Agreement and Lease Exit Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Sublease Agreement and Lease Exit Liability [Abstract]
Sublease Agreement and Lease Exit Liability

5.	Sublease Agreement and Lease Exit Liability

On July 18, 2007, the Company entered into a sublease agreement with Mendel Biotechnology, Inc. (“Mendel”), under which the Company subleases to Mendel approximately 48,000 square feet of the 72,000 square foot facility located at 3929 Point Eden Way, Hayward, CA. The Company recorded a $2.1 million impairment expense related to the sublease for the year ended December, 31, 2007.

The Company recorded this expense and the related lease exit liability because the monthly payments the Company expects to receive under the sublease are less than the amounts that the Company will owe the lessor for the sublease space. The fair value of the lease exit liability was determined using a credit-adjusted risk-free rate to discount the estimated future net cash flows, consisting of the minimum lease payments to the lessor for the sublease space and payments the Company will receive under the sublease. The sublease loss and ongoing accretion expense required to record the lease exit liability at its fair value using the interest method have been recorded as part of restructuring and asset impairment expense in the statement of operations.

The lease exit liability activity for the six months ended June 30, 2011 is as follows (in thousands):

Six Months Ended
June 30, 2011

Balance at January 1, 2011	$828
Accretion expense	20
Lease payments	(63)

Balance at June 30, 2011	$785

As of June 30, 2011, $108,000 of the $785,000 balance was recorded as a current liability and $677,000 was recorded as a non-current liability.

5.	Sublease Agreement and Lease Exit Liability:

On July 18, 2007, the Company entered into a sublease agreement with Mendel to lease approximately 48,000 square feet of the Company’s 72,000 square foot headquarters facility located in Hayward, California. In April 2009, the Company entered into an amendment to its sublease agreement with Mendel to sublease to Mendel an additional 1,550 square feet. The Company recorded an additional sublease loss on the amendment since the monthly payments the Company expects to receive are less than the Company will owe the lessor for the subleased space.

During the year ended December 31, 2007, the Company recorded a $2.1 million lease exit liability and related expense for the expected loss on the sublease, in accordance with ASC 420 Exit or Disposal Cost Obligations, because the monthly payments the Company expects to receive under the sublease are less than the amounts that the Company will owe the lessor for the sublease space. The fair value of the lease exit liability was determined using a credit-adjusted risk-free rate to discount the estimated future net cash flows, consisting of the minimum lease payments to the lessor for the sublease space and payments the Company will receive under the sublease. The sublease loss and ongoing accretion expense required to record the lease exit liability at its fair value using the interest method have been recorded as part of restructuring and asset impairment expense in the statement of operations. The lease exit liability activity for the years ended December 31, 2010 and 2009 are as follows (in thousands):

	Year Ended December 31,
	2010	2009

Balance at beginning of year	$1,091	$1,374
Loss on sublease amendment to Mendel	—	42
Accretion expense	48	61
Lease payments	(311)	(386)

Balance at end of the year	$828	$1,091

The Company classified $99,000 of the $828,000 lease exit liability in current liabilities and the remaining $729,000 in non-current liabilities in the accompanying balance sheet at December 31, 2010. At December 31, 2009, the Company classified $263,000 of the lease exit liability in current liabilities and $828,000 in non-current liabilities.